LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOSS PER SHARE
Net Loss Attributable to the Company	$ (35,534,892)	$ (44,167,812)
Less Dividends and Increase in Redemption Values of GH Group Preferred Shares	(20,250,481)	(1,797,423)
Net Loss Attributable to the Company	$ (55,785,373)	$ (45,965,235)
Weighted average shares outstanding, basic	64,182,436	40,280,639
Weighted average shares outstanding, diluted	64,182,436	40,280,639
Loss per share - basic	$ (0.87)	$ (1.14)
Loss per share - diluted	$ (0.87)	$ (1.14)